Summary of Significant Accounting Policies - Summary of the Company records its property and equipment at cost (Details)	Dec. 31, 2024
Lab equipment [Member]
Property Plant and Equipment Useful Life [Line Items]
Property and equipment, estimated useful life	5 years
Furniture and fixtures [Member]
Property Plant and Equipment Useful Life [Line Items]
Property and equipment, estimated useful life	5 years
Computer equipment [Member]
Property Plant and Equipment Useful Life [Line Items]
Property and equipment, estimated useful life	3 years
Leasehold improvements [Member]
Property Plant and Equipment Useful Life [Line Items]
Property plant and equipment estimated useful life description	Shorter of the estimated useful life or the life of the lease